Consolidated Balance Sheets ¥ in Millions, $ in Millions		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 137,488	$ 19,660	¥ 108,350
Restricted cash		12,137	1,736	7,366
Short-term investments		75,744	10,831	125,645
Accounts receivable, net		27,333	3,909	25,596
Advance to suppliers		5,856	837	7,619
Inventories, net		95,428	13,646	89,326
Prepayments and other current assets		17,898	2,559	15,951
Assets held for sale		395	57	2,040
Total current assets		374,421	53,541	386,698
Non-current assets
Property, equipment and software, net		91,349	13,063	82,737
Construction in progress		6,503	930	6,164
Intangible assets, net		7,723	1,104	7,793
Land use rights, net		36,878	5,273	36,833
Operating lease right-of-use assets		31,128	4,451	24,532
Goodwill		26,291	3,760	25,709
Investments in equity investees		51,978	7,433	56,850
Marketable securities and other investments		51,840	7,413	59,370
Deferred tax assets		5,237	749	2,459
Other non-current assets		11,853	1,695	9,089
Total non-current assets		320,780	45,871	311,536
Total assets		695,201	99,412	698,234
Current liabilities
Short-term debts		8,014	1,146	7,581
Accounts payable		188,379	26,938	192,860
Advance from customers		36,408	5,206	32,437
Deferred revenues		2,684	384	2,097
Taxes payable		7,008	1,002	9,487
Accrued expenses and other current liabilities		50,045	7,157	45,985
Operating lease liabilities		9,399	1,344	7,606
Unsecured senior notes		3,511	502	0
Liabilities held for sale		0	0	101
Total current liabilities		306,072	43,768	299,521
Non-current liabilities
Unsecured senior notes		20,798	2,974	24,770
Deferred tax liabilities		8,019	1,147	9,498
Long-term debts		41,675	5,959	31,705
Operating lease liabilities		23,708	3,390	18,106
Other non-current liabilities		1,146	164	1,337
Total non-current liabilities		95,346	13,634	85,416
Total liabilities		401,418	57,402	384,937
Commitments and contingencies
MEZZANINE EQUITY		0	0	484
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,865,069,999 Class A ordinary shares issued and 2,587,296,615 outstanding, 322,483,772 Class B ordinary shares issued and 316,136,640 outstanding as of December 31, 2024; 2,496,519,005 Class A ordinary shares issued and 2,426,347,757 outstanding, 321,776,028 Class B ordinary shares issued and 315,499,494 outstanding as of December 31, 2025.)	[1]	0	0	0
Additional paid-in capital		141,515	20,236	182,404
Statutory reserves		7,617	1,089	6,688
Treasury stock		(7,874)	(1,126)	(27,739)
Retained earnings		84,957	12,149	76,573
Accumulated other comprehensive income/(loss)		(1,175)	(168)	1,421
Total JD.com, Inc. shareholders' equity		225,040	32,180	239,347
Non-controlling interests		68,743	9,830	73,466
Total shareholders' equity		293,783	42,010	312,813
Total liabilities, mezzanine equity and shareholders' equity		695,201	99,412	698,234
Related Party
Current assets
Amount due from related parties		2,142	306	4,805
Current liabilities
Amount due to related parties		¥ 624	$ 89	¥ 1,367

[1]	Absolute value is less than RMB1 million or US$1 million.